Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies
18.	Commitments and contingencies

(a)	Commitments

As of December 31, 2023, the Group entered into lease agreements as lessee with third parties for the operation of Langfang school. The Group has total future lease payment of RMB2,621,086. As of December 31, 2023, the Group did not have any purchase commitments or capital commitments.

(b)	Litigations

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. On October 12, 2023, Langfang School received a court notice from the People’s Court of Anci District, Langfang City, Hebei Province that Hebei Technical College of Petroleum Profession, as the plaintiff, had filed a complaint in relation to its contractual dispute against Langfang School and Beijing S.K.’s affiliates. On December 18, 2023, Langfang School received the first-instance judgment, pursuant to which the court ruled that Langfang School should, within ten days after the effectiveness of the judgment, pay the plaintiff overdue rental expenses of RMB25,235,000 for the period from January 1, 2022 to August 31, 2023, and continue to pay rent for the period from September 1, 2023 to the date when the lease is terminated. Langfang School filed for a second-instance lawsuit on December 19, 2023. A trial for cross-examination was held on January 31, 2024. On April 19, 2024, Langfang School received the final judgment that it would not need to pay rental expenses for the period from January 1, 2022 to August 31, 2023 or the period after September 1, 2023, but should vacate the premises in relation to the dispute by July 30, 2024.

On December 18, 2023, Lishui Mengxiang, as applicant, filed an arbitration application against Beijing S.K. and its affiliates, as respondents in relation to the breach of the investment cooperation agreement entered into between the two parties on July 27, 2021 and a series of investment supplemental agreement entered into between the two parties during 2022 and 2023. The main arbitration claim was to request the respondents to pay the contract amount of RMB72.41 million and the liquidated damages of RMB20 million. As of the date of this annual report, the case is still in the process of service of arbitration documents.

In the opinion of management, there were no other pending or threatened claims and litigation as of December 31, 2023 and through the issuance date of these consolidated financial statements.